Income Tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating Loss Carryforwards [Line Items]
loss before income taxes	$ (519,708)	$ (2,104,074)
Non P R C [Member]
Operating Loss Carryforwards [Line Items]
loss before income taxes
P R C [Member]
Operating Loss Carryforwards [Line Items]
loss before income taxes	$ (519,708)	$ (2,104,074)